Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Inventory
Minimum holding period for classifying as excess inventory	4 years
Carrying value, excess inventory	$ 0
Flight equipment, including aircraft
Flight equipment held for operating leases, net
Estimated economic useful life	25 years
Estimated residual (salvage) value as percentage of original manufacturing cost	15.00%
Flight equipment, including aircraft | Minimum
Flight equipment held for operating leases, net
Age of aircraft for which undiscounted cash flows are reviewed as part an impairment assessment	15 years